Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Plan Pool of Shares
As of December 31, 2021, the pool of shares in the 2021 Plan is summarized as follows:

Maximum allowed for issuance	19,952,329
Awards granted	1,238,683
Awards forfeited	—
Available for future awards	18,713,646
Awards vested	—

Schedule of Stock-based Compensation Plans
The table below summarizes certain data for our stock-based compensation plans (in millions):

	Successor	Predecessor
	From October 20, 2021 through December 31, 2021	From July 1, 2021 through October 19, 2021
Stock-based compensation expense (1)	$5.3	$9.3
Tax (expense) benefit for stock-based compensation (2)	$—	$—

(1)	Includes expense related to Profits Interests for the periods presented. Stock based compensation expense related to RSUs, PSUs and
Director RSUs was immaterial for the periods presented
(2)	Tax (expense) benefit was zero related to Profits Interests expense

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions	The fair value of the PSUs is determined using a Monte Carlo simulation model determined on the grant date with the following assumptions:

MIR Stock Price	$10.70
Expected volatility (1)	41.12%
Risk-free interest rate (2)	0.98%
Dividend yield	0.00%
Fair value	$7.91

(1)	Expected volatility is based on historical volatilities from a group of comparable entities for a time period similar to that of the expected term.
(2)	The risk-free rate is based on an average of U.S. Treasury yields in effect at the time of grant corresponding with the expected term.
The fair value of the Profits Interests are estimated based on a valuation model using Monte Carlo simulations, for the $12, $14, and $16 per share performance vesting conditions, with the following assumptions:

Cost of equity (1)	8.5%
Risk-free interest rate (2)	0.1%
Expected volatility (3)	30.0%
Expected term (in years) (4)	5
Average fair value of all profits interests	$6.90

(1)	Cost of equity based on a group of comparable entities
(2)	The risk-free rate is based on an average of U.S. Treasury yields in effect at the time of grant corresponding with the expected term.
The fair value of the Predecessor Shares was estimated using the Black-Scholes option-pricing model, with the following assumptions:

	Predecessor
	June 30, 2020	June 30, 2019
Dividend yield	0.0%	0.0%
Risk-free interest rate (1)	0.2%	2.7%
Expected volatility (2)	55.7%	25.1%
Expected term (in years) (3)	3	2
Fair value	$0.37	$0.16

(1)	The risk-free rate is based on an average of U.S. Treasury yields in effect at the time of grant corresponding with the expected term.
(2)	Expected volatility is based on historical volatilities from a group of comparable entities for a time period similar to that of the expected term and the expected term.
(3)	Expected term is based on probability and expected timing of market events.

Activity of RSUs, PSUs, and Director RSUs
Activity of our RSUs, PSUs and Director RSUs is as follows:

	RSUs		PSUs		Director RSUs
	Quantity	Weighted average grant date fair value	Quantity	Weighted average grant date fair value	Quantity	Weighted average grant date fair value
Beginning balance at Business Combination	—	$—	—	$—	—	$—
Awards granted	974,775	$10.48	229,006	$9.20	34,902	$10.48
Awards vested	—	$—	—	$—	—	$—
Awards forfeited	—	$—	—	$—	—	$—
Total awards outstanding at December 31, 2021	974,775	$10.48	229,006	$9.20	34,902	$10.48

Schedule of Unrecognized Compensation Cost
Unrecognized compensation cost and weighted average periods remaining for non-vested
awards as of December 31, 2021 are as follows (in millions):

	Successor
	From October 20, 2021 through December 31, 2021	Weighted average period remaining for non-vested awards as of December 31, 2021
Unrecognized compensation cost
RSUs	$10.2	4 years
PSUs	2.1	3 years
Director RSUs	0.4	4 months

Total unrecognized compensation cost at December 31, 2021	$12.7

Share-based Payment Arrangement, Activity
A summary of restricted stock activity within the Company’s equity plans and changes for the years ended June 30, 2021, 2020 and 2019 and the Predecessor Stub Period, is as follows:

	Shares (in millions)	Weighted Average Grant- Date Fair Value	Total Fair Value (in millions)
Restricted Stock Awards
Nonvested at June 30, 2019	0.4	$0.39	$0.2
Granted	0.2	0.37	0.1
Vested	(0.1)	0.27	—
Repurchased	(0.1)	0.57	(0.1)

Nonvested at June 30, 2020	0.4	$0.41	$0.1
Granted	—	—	—
Vested	(0.2)	0.35	(0.1)
Repurchased	—	—	—

Nonvested at June 30, 2021	0.2	$0.27	$—
Granted	—	—	—
Vested	(0.2)	0.27	—
Repurchased	—	—	—

Nonvested at October 19, 2021	—	$—	$—